UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   September 30, 2003
                                                 ------------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
                  -------------------------
Address:          19 South Second Street
                  -------------------------
                  Oakland, Maryland 21550
                  -------------------------

Form 13F File Number:  28-10455
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
                  ----------------------------
Title:            Trust Investment Officer
                  ----------------------------
Phone:            301-533-2368
                  ----------------------------

Signature, Place, and Date of Signing:

  /s/ L. Scott Rush                 Oakland, Maryland                10/28/03
 ---------------------              -----------------                ----------
      Signature                        City, State                      Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE.   (Check here if  no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                            ------------------

Form 13F Information Table Entry Total:                    115
                                            ------------------

Form 13F Information Table Value Total:                $64,088
                                            ------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None




                                                                                 FORM 13F INFORMATION TABLE
                                                                                                             VOTING AUTHORITY
                                                               VALUE     SHARES/  SH/ PUT/  INVSTMT    SOLE        SHARED     NONE
    NAME OF ISSUER             TITLE OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN CALL  DSCRETN
-----------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS                       COM                2824100     326       7685   SH           SOLE         7685        0       0
ALLEGHENY ENERGY INC              COM               17361106     106      11700   SH           SOLE        11700        0       0
AMERICAN INTERNATIONAL            GROUP INC         26874107    1060      18375   SH           SOLE        18375        0       0
AMERICAN INTERNATIONAL            GROUP INC         26874107      11        200   SH         DEFINED         200        0       0
APPLIED MATLS INC                 COM               38222105     659      36420   SH           SOLE        36420        0       0
APPLIED MATLS INC                 COM                8222105      18       1000   SH         DEFINED        1000        0       0
BB&T CORP COM                                       54937107     664      18518   SH           SOLE        18518        0       0
BB&T CORP COM                                       54937107      32        900   SH         DEFINED         900        0       0
BP AMOCO P L C                    SPONSORED ADR     55622104     210       4996   SH           SOLE         4996        0       0
BP AMOCO P L C                    SPONSORED ADR     55622104      63       1500   SH         DEFINED        1500        0       0
BANK OF AMERICA CORP                                60505104    1283      16441   SH           SOLE        16441        0       0
BANK OF AMERICA CORP                                60505104      19        250   SH         DEFINED         250        0       0
BAXTER INTERNATIONAL INC                            71813109     233       8050   SH           SOLE         8050        0       0
BAXTER INTERNATIONAL INC                            71813109       8        300   SH         DEFINED         300        0       0
BELLSOUTH CORP                    COM               79860102     468      19795   SH           SOLE        19795        0       0
BELLSOUTH CORP                    COM               79860102      33       1426   SH         DEFINED        1426        0       0
BRINKER INTERNATIONAL INC                          109641100     865      25955   SH           SOLE        25955        0       0
BRINKER INTERNATIONAL INC                          109641100      16        500   SH         DEFINED         500        0       0
BRISTOL MYERS SQUIBB CO           COM              110122108     187       7300   SH           SOLE         7300        0       0
BRISTOL MYERS SQUIBB CO           COM              110122108      92       3600   SH         DEFINED        3600        0       0
CSX CORP                          COM              126408103     200       6866   SH           SOLE         6866        0       0
CHEVRONTEXACO                                      166764100     318       4455   SH           SOLE         4455        0       0
CHEVRONTEXACO                                      166764100       8        112   SH         DEFINED         112        0       0
CISCO SYS INC                     COM              17275R102     918      46908   SH           SOLE        46908        0       0
CISCO SYS INC                     COM              17275R102      16        850   SH         DEFINED         850        0       0
CITIGROUP INC                     COM              172967101    1509      33179   SH           SOLE        33113        0      66
CITIGROUP INC                     COM              172967101      31        700   SH         DEFINED         700        0       0
COCA COLA BOTTLING CO CONS        COM              191098102     600      12000   SH           SOLE        12000        0       0
COCA COLA CO                      COM              191216100     222       5170   SH           SOLE         5170        0       0
COCA COLA CO                      COM              191216100       6        150   SH         DEFINED         150        0       0
COMCAST CORP NEW                                   20030N200     365      12330   SH           SOLE        12330        0       0
COMCAST CORP NEW                                   20030N200      20        700   SH         DEFINED         700        0       0
DUFF & PHELPS UTILS INCOME        ICOM             23325P104     189      17970   SH           SOLE        17970        0       0
DUFF & PHELPS UTILS INCOME        ICOM             23325P104       6        600   SH         DEFINED         600        0       0
DANAHER CORP DEL                  COM              235851102    1647      22301   SH           SOLE        22301        0       0
DANAHER CORP DEL                  COM              235851102      25        350   SH         DEFINED         350        0       0
UIT DIAMONDS TR SER 1                              252787106    1196      12853   SH           SOLE        12853        0       0
UIT DIAMONDS TR SER 1                              252787106      18        200   SH         DEFINED         200        0       0
DISNEY WALT CO                    COM DISNEY       254687106     841      41754   SH           SOLE        41754        0       0
DISNEY WALT CO                    COM DISNEY       254687106      20       1000   SH         DEFINED        1000        0       0
DOMINION NEW RES INC VA NE        W                25746U109     437       7061   SH           SOLE         7061        0       0
DOMINION NEW RES INC VA NE        W                25746U109       6        100   SH         DEFINED         100        0       0
DU PONT E I DE NEMOURS & C        O COM            263534109     694      17350   SH           SOLE        17350        0       0
DU PONT E I DE NEMOURS & C        O COM            263534109      56       1400   SH         DEFINED        1400        0       0
E M C CORP MASS                   COM              268648102     384      30435   SH           SOLE        30435        0       0
E M C CORP MASS                   COM              268648102       5        400   SH         DEFINED         400        0       0
ERIE INDTY CO                     CL A             29530P102     300       7726   SH           SOLE         7726        0       0
EXXON MOBIL CORP                  COM              30231G102    2890      78994   SH           SOLE        78994        0       0
EXXON MOBIL CORP                  COM              30231G102     541      14800   SH         DEFINED       14800        0       0
CLAYMORE PREF. SEC. INC.                           30236V104     967      37957   SH           SOLE        37957        0       0
CLAYMORE PREF. SEC. INC.                           30236V104      10        395   SH         DEFINED         395        0       0
FIRST UNITED CORPORATION                           33741H107    2264     544111   SH           SOLE       537111     7000       0
FIRST UNITED CORPORATION                           33741H107     240      10687   SH         DEFINED       10687        0       0
GENERAL ELEC CO                   COM              369604103    2714      91096   SH           SOLE        91021        0      75
GENERAL ELEC CO                   COM              369604103      63       2125   SH         DEFINED        2125        0       0
GENERAL MTRS CORP                 COM              370442105     244       5966   SH           SOLE         5966        0       0
GILLETTE CO                       COM              375766102     234       7325   SH           SOLE         7325        0       0
GILLETTE CO                       COM              375766102       3        100   SH         DEFINED         100        0       0
HEWLETT PACKARD CO                COM              428236103     237      12247   SH           SOLE        12247        0       0
INTEL CORP                        COM              458140100     696      25305   SH           SOLE        25305        0       0
INTEL CORP                        COM              458140100      24        900   SH         DEFINED         900        0       0
INTERNATIONAL BUSINESS MAC        HSCOM            459200101    2482      28104   SH           SOLE        28104        0       0
INTERNATIONAL BUSINESS MAC        HSCOM            459200101      30        350   SH         DEFINED         350        0       0
INTL PAPER CO                     COM              460146103     584      14973   SH           SOLE        14973        0       0
INTL PAPER CO                     COM              460146103       3        100   SH         DEFINED         100        0       0
JOHNSON & JOHNSON                 COM              478160104    1817      36705   SH           SOLE        36705        0       0
JOHNSON & JOHNSON                 COM              478160104       4        100   SH         DEFINED         100        0       0
KIMBERLY CLARK CORP               COM              494368103     261       5106   SH           SOLE         5106        0       0
KIMBERLY CLARK CORP               COM              494368103       2         50   SH         DEFINED          50        0       0
KOHL'S CORP (WISCONSIN)                            500255104    1368      25584   SH           SOLE        25584        0       0
KOHL'S CORP (WISCONSIN)                            500255104      19        370   SH         DEFINED         370        0       0
LOWES COS INC                     COM              548661107    1477      28475   SH           SOLE        28475        0       0
LOWES COS INC                     COM              548661107      15        300   SH         DEFINED         300        0       0
M & T BANK CORP                                    55261F104     744       8525   SH           SOLE         8525        0       0
M & T BANK CORP                                    55261F104       5         59   SH         DEFINED          59        0       0
MBNA CORP                         COM              55262L100    1133      49741   SH           SOLE        49741        0       0
MBNA CORP                         COM              55262L100      10        450   SH         DEFINED         450        0       0
MEADWESTVACO CORP                                  583334107     439      17237   SH           SOLE        17237        0       0
MEADWESTVACO CORP                                  583334107       2        100   SH         DEFINED         100        0       0
MEDTRONIC INC                     COM              585055106    1007      21475   SH           SOLE        21475        0       0
MEDTRONIC INC                     COM              585055106       9        200   SH         DEFINED         200        0       0
MELLON FINL CORP                                   58551A108     526      17470   SH           SOLE        17470        0       0
MELLON FINL CORP                                   58551A108       9        300   SH         DEFINED         300        0       0
MERCANTILE BANKSHARES CORP        COM              587405101     240       6011   SH           SOLE         6011        0       0
MERCK & CO INC                    COM              589331107    1547      30586   SH           SOLE        30536        0      50
MERCK & CO INC                    COM              589331107      12        250   SH         DEFINED         250        0       0
MICROSOFT CORP                    COM              594918104    1548      55736   SH           SOLE        55736        0       0
MICROSOFT CORP                    COM              594918104       2        100   SH         DEFINED         100        0       0
NOKIA CORP                        SPONSORED ADR    654902204     536      34410   SH           SOLE        34410        0       0
NOKIA CORP                        SPONSORED ADR    654902204       5        328   SH         DEFINED         328        0       0
NUVEEN INSD QUALITY MUN FD        ICOM             67062N103     560      34700                SOLE        31700     3000       0
NUVEEN  QUALITY PFD 8.40 %                         67072C105     940      62342   SH           SOLE        62342        0       0
NUVEEN  QUALITY PFD 8.40 %                         67072C105      27       1823   SH         DEFINED        1823        0       0
NUVEEN QUALITY PFD INC FD         #3               67072W101     319      21500   SH           SOLE        17500     4000       0
PEPSICO INC                       COM              713448108    1681      36700   SH           SOLE        36700        0       0
PEPSICO INC                       COM              713448108      22        492   SH         DEFINED         492        0       0
PFIZER INC                        COM              717081103    1715      56457   SH           SOLE        56457        0       0
PFIZER INC                        COM              717081103      55       1824   SH         DEFINED        1824        0       0
PROCTER & GAMBLE CO               COM              742718109     542       5840   SH           SOLE         5840        0       0
PROCTER & GAMBLE CO               COM              742718109      13        150   SH         DEFINED         150        0       0
RITE AID CORP                                      767754104      54      10500   SH           SOLE        10500        0       0
SBC COMMUNICATIONS INC            COM              78387G103     443      19951   SH           SOLE        19951        0       0
SBC COMMUNICATIONS INC            COM              78387G103      21        980   SH         DEFINED         980        0       0
SPDR TRUST UNIT                                    78462F103     569       5697   SH           SOLE         5697        0       0
SPDR TRUST UNIT                                    78462F103      42        430   SH         DEFINED         430        0       0
SCHLUMBERGER LTD                  COM              806857108     564      11670   SH           SOLE        11670        0       0
SCHLUMBERGER LTD                  COM              806857108       2         50   SH         DEFINED          50        0       0
VERIZON COMMUNICATIONS                             92343V104    1400      43200   SH           SOLE        43200        0       0
VERIZON COMMUNICATIONS                             92343V104      48       1504   SH         DEFINED        1504        0       0
WACHOVIA CORP 2ND NEW                              929903102     306       7447   SH           SOLE         7447        0       0
WACHOVIA CORP 2ND NEW                              929903102      14        364   SH         DEFINED         364        0       0
WAL MART STORES INC               COM              931142103    1167      20903   SH           SOLE        20853        0      50
WAL MART STORES INC               COM              931142103      11        200   SH         DEFINED         200        0       0
WYETH                                              983024100     165       3600   SH           SOLE         3600        0       0
WYETH                                              983024100      55       1200   SH         DEFINED        1200        0       0

                               GRAND TOTALS                    64088    2034558                          2020317    14000     241


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